Fair Value Measurements And Derivative Instruments Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives Not Designated As Hedges) (Details) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		$ 242	$ 0
Derivative Liability, Fair Value, Gross Liability		0	0
Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			0
Not Designated as Hedging Instrument [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242
Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	130	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 130	$ 0	$ 0